UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 December 2004


Check here if Amendment [ ];                Amendment Number: ___
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   CAZENOVE FUND MANAGEMENT LIMITED
        12 Moorgate
        London, England EC2R 6DA

Form 13F File Number:  028-06525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Tony Kemp
Title:        Compliance Officer
Phone:        +44 (0)20 7155 5012

Signature, Place, and Date of Signing:

TONY KEMP                       London, England                5th January 2005
------------------              ---------------                -----------
[Signature]                     [City, State]                  [Date]

Report Type:

[|X|]      13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                          ----------------------

Form 13F Information Table Entry Total:           82
                                          ----------------------

Form 13F Information Table Value Total:         $174,067
                                          ----------------------
                                               (thousands)

List of Other Included Managers:

NONE

                        Cazenove Fund Management Limited

                           Form 13F Information Table


    Name of issuer       Title of     CUSIP        Value     Shrs or   SH/PRN  Put/  Investment   Other         Voting authority
                           class                  (x$1000)   prn amt           Call  discretion   managers    Sole   Shared    None


3M CO                    COM         88579Y101     5548       67600      SH              Sole       N/A      67600



ABBOTT LABS              COM         002824100     600        12860      SH              Sole       N/A      12860



ACCENTURE LTD BERMUDA    CL A        G1150G111     1168       43250      SH              Sole       N/A      43250



ALCOA INC                COM         013817101     3016       95977      SH              Sole       N/A      95977



ALTRIA GROUP INC         COM         02209S103     4526       74070      SH              Sole       N/A      74070



AMERICAN EXPRESS CO      COM         025816109     6468       114740     SH              Sole       N/A      114740



AMERICAN INTL            COM         026874107     4362       66422      SH              Sole       N/A      66422
GROUP INC


AMERICREDIT CORP         COM         03060R101     1667       68191      SH              Sole       N/A      68191



AMGEN INC                COM         031162100     2624       40905      SH              Sole       N/A      40905



ANHEUSER BUSCH COS INC   COM         035229103     800        15775      SH              Sole       N/A      15775


APPLE COMPUTER CO        COM         037833100     258        4000       SH              Sole       N/A      4000



APPLIED INDL             COM         03820C105     416        15187      SH              Sole       N/A      15187
TECHNOLOGIES IN


APPLIED MATLS INC        COM         038222105     296        17320      SH              Sole       N/A      17320



BAUSCH & LOMB INC        COM         071707103     985        15275      SH              Sole       N/A      15275



BEAR STEARNS
COMPANIES INC            COM         073902108     205        2000       SH              Sole       N/A      2000



BERKSHIRE HATHAWAY INC   CL A        084670108     703        8          SH              Sole       N/A      8
DEL


BOEING CO                COM         097023105     3270       63160      SH              Sole       N/A      63160



CAMPBELL SOUP CO         COM         134429109     280        9368       SH              Sole       N/A      9368



CANARGO ENERGY CORP      COM         137225108     50         45600      SH              Sole       N/A      45600



CATERPILLAR INC DEL      COM         149123101     6159       63160      SH              Sole       N/A      63160



CISCO SYS INC            COM         17275R102     928        48080      SH              Sole       N/A      48080



CITIGROUP INC            COM         172967101     7217       149795     SH              Sole       N/A      149795



COCA COLA CO             COM         191216100     4817       115706     SH              Sole       N/A      115706



COLGATE PALMOLIVE CO     COM         194162103     458        8950       SH              Sole       N/A      8950



COMCAST CORP NEW         CL A SPL    20030N200     484        14730      SH              Sole       N/A      14730



                         SPONSORED
DE RIGO S P A            ADR         245334107     77         10000      SH              Sole       N/A      10000



DOMINION RES VA NEW      COM         25746U109     933        13770      SH              Sole       N/A      13770



DOVER CORP               COM         260003108     526        12544      SH              Sole       N/A      12544



DU PONT E I DE           COM         263534109     3363       68560      SH              Sole       N/A      68560
NEMOURS & CO



EXXON MOBIL CORP         COM         30231G102     8865       172942     SH              Sole       N/A      172942



FIRST DATA CORP          COM         319963104     236        5536       SH              Sole       N/A      5536



GENERAL ELEC CO          COM         369604103     9006       246746     SH              Sole       N/A      246746



GENERAL MTRS CORP        COM         370442105     253        63160      SH              Sole       N/A      63160



                         SPONSORED
GLAXOSMITHKLINE PLC      ADR         37733W105     406        8566       SH              Sole       N/A      8566



HALLMARK FINANCIAL
SERVICES INC             COM         40624Q104     22         18000      SH              Sole       N/A      18000



HARTFORD FINL SVCS       COM         416515104     2410       34765      SH              Sole       N/A      34765
GROUP INC


HEWLETT PACKARD CO       COM         428236103     1334       63618      SH              Sole       N/A      63618



HOLLINGER                CL A        435569108     196        12500      SH              Sole       N/A      12500
INTL INC


HOME DEPOT INC           COM         437076102     2699       63160      SH              Sole       N/A      63160



HONEYWELL                COM         438516106     2534       71560      SH              Sole       N/A      71560
INTL INC



INTEL CORP               COM         458140100     3730       159485     SH              Sole       N/A      159485



INTERNATIONAL            COM         459200101     8400       85208      SH              Sole       N/A      85208
BUSINESS MACHS


JPMORGAN & CHASE & CO    COM         46625H100     3437       88104      SH              Sole       N/A      88104



JOHNSON & JOHNSON        COM         478160104     6078       95843      SH              Sole       N/A      95843



                         SPONSORED
KOOR INDS LTD            ADR         500507108     106        10000      SH              Sole       N/A      10000



L-3 COMMUNICATIONS       COM         502424104     2669       36440      SH              Sole       N/A      36440
HLDGS INC


LUCENT TECHNOLOGIES INC  COM         549463107     56         15000      SH              Sole       N/A      15000



MACERICH CO              COM         554382101     440        7000       SH              Sole       N/A      7000



MARSH & MCLENNAN         COM         571748102     930        28267      SH              Sole       N/A      28267
COS INC


MCDONALDS CORP           COM         580135101     2776       86596      SH              Sole       N/A      86596



MERCK & CO INC           COM         589331107     2823       87838      SH              Sole       N/A      87838



MERRILL LYNCH & CO INC   COM         590188108     341        5700       SH              Sole       N/A      5700



MICROSOFT CORP           COM         594918104     4026       150746     SH              Sole       N/A      150746



NEWMONT MINING CORP      COM         651639106     212        4770       SH              Sole       N/A      4770



NORTEL NETWORKS          COM         656568102     42         12000      SH              Sole       N/A      12000
CORP NEW


NORTHERN CORP            COM         665859104     1338       27550      SH              Sole       N/A      27550



ORACLE CORP              COM         68389X105     2322       169255     SH              Sole       N/A      169255



PALL CORP                COM         696429307     649        22412      SH              Sole       N/A      22412



PEPSICO INC              COM         713448108     2735       52390      SH              Sole       N/A      52390



PFIZER INC               COM         717081103     4201       156225     SH              Sole       N/A      156225



PROCTER & GAMBLE CO      COM         742718109     3648       66240      SH              Sole       N/A      66240



SBC COMMUNICATIONS INC   COM         78387G103     1628       63160      SH              Sole       N/A      63160



SHERWIN WILLIAMS CO      COM         824348106     219        4900       SH              Sole       N/A      4900



SMURFIT-STONE            COM         832727101     650        34773      SH              Sole       N/A      34773
CONTAINER CORP



ST PAUL TRAVELERS        COM         792860108     320        8630       SH              Sole       N/A      8630
INC


SYSCO CORP               COM         871829107     244        6400       SH              Sole       N/A      6400



THERMO ELECTRON CORP     COM         883556102     271        8978       SH              Sole       N/A      8978



TYCO INTL LTD            COM         902124106     358        10020      SH              Sole       N/A      10020



UNITEDHEALTH GROUP INC   COM         91324P102     1778       20194      SH              Sole       N/A      20194



UNITED TECHNOLOGIES      COM         913017109     9539       92295      SH              Sole       N/A      92295
CORP


US BANCORP DEL           COM         902973304     968        30920      SH              Sole       N/A      30920



VERIZON COMMUNICATIONS   COM         92343V104     2669       65890      SH              Sole       N/A      65890



VIACOM INC               CL B        925524308     1816       49910      SH              Sole       N/A      49910



                         SPON
VIVENDI UNIVERSAL        ADR NEW     92851S204     485        15120      SH              Sole       N/A      15120



STEWART W P & CO LTD     COM         G84922106     831        539        SH              Sole       N/A      539



WACHOVIA CORP            COM         929903102     2127       40440      SH              Sole       N/A      40440
2ND NEW



WALGREEN CO              COM         931422109     1882       49060      SH              Sole       N/A      49060



WAL MART STORES INC      COM         931142103     4200       79510      SH              Sole       N/A      79510



                         COM
DISNEY WALT CO           DISNEY      254687106     1756       63160      SH              Sole       N/A      63160



WELLS FARGO & CO         COM         949746101     218        3500       SH              Sole       N/A      3500
NEW



WEYERHAEUSER CO          COM         962166104     598        8900       SH              Sole       N/A      8900



WYETH                    COM         983024100     386        9070       SH              Sole       N/A      9070

